MTB Strategic Allocation Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Strategic Allocation Fund		Class A	Class I
Management Fee		0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.85%	0.85%
Acquired Fund Fees and Expenses	[2]	0.77%	0.77%
Total Annual Fund Operating Expenses		2.52%	2.27%
Fee Waiver and/or Expense Reimbursement	[3]	0.65%	0.65%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.87%	1.62%
[1]	Other Expenses have been restated to adjust for the Fund's reorganization, which occurred during the fiscal year ended April 30, 2011.
[2]	Acquired Fund Fees and Expenses have been restated to reflect current fees, and are not included in the financial highlights.
[3]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding acquired fund fees and expenses) paid by the Fund's Class A Shares and Class I Shares will not exceed 1.10% and 0.85%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Strategic Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	729	1,233	1,762	3,202
Class I	165	647	1,156	2,555